Notes Payable - Schedule of Notes Payable (Parenthetical) (Details) - USD ($)	Apr. 27, 2026	Apr. 23, 2026	Jun. 01, 2023	Apr. 29, 2022	May 18, 2020	Oct. 05, 2018	Jul. 27, 2018	Jun. 30, 2026	Dec. 31, 2025	Dec. 31, 2024
Debt Instrument [Line Items]
Note payable								$ 1,000,000	$ 3,000,000
Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Interest paid				$ 6,021
Notes Payable [Member]
Debt Instrument [Line Items]
Promissory note maturity	Apr. 23, 2027
Notes Payable [Member] | Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note maturity							Jul. 27, 2019
Notes Payable [Member] | Bridge Loan Agreement [Member] | Period One [Member]
Debt Instrument [Line Items]
Interest rate							0.50%
Notes Payable [Member] | Bridge Loan Agreement [Member] | Period Two [Member]
Debt Instrument [Line Items]
Interest rate							0.75%
Notes Payable One [Member]
Debt Instrument [Line Items]
Note payable									1,000,000	$ 1,000,000
Notes Payable One [Member] | Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Promissory note maturity						Oct. 05, 2019	Jul. 27, 2019
Notes Payable One [Member] | Bridge Loan Agreement [Member] | Period One [Member]
Debt Instrument [Line Items]
Interest rate						0.50%	0.50%
Notes Payable One [Member] | Bridge Loan Agreement [Member] | Period Two [Member]
Debt Instrument [Line Items]
Interest rate						0.75%	0.75%
Notes Payable Two [Member]
Debt Instrument [Line Items]
Note payable									2,000,000	2,000,000
Notes Payable Two [Member] | Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Interest rate				8.25%
Promissory note maturity				May 01, 2025		Oct. 05, 2019
Note payable				$ 850,000
Balloon payment				$ 850,000
Economic injury disaster loan					$ 150,000
Notes Payable Two [Member] | Bridge Loan Agreement [Member] | Period One [Member]
Debt Instrument [Line Items]
Interest rate						0.50%
Notes Payable Two [Member] | Bridge Loan Agreement [Member] | Period Two [Member]
Debt Instrument [Line Items]
Interest rate						0.75%
Notes Payable Three [Member]
Debt Instrument [Line Items]
Note payable								$ 1,000,000		850,000
Notes Payable Three [Member] | Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Interest rate					3.75%
Promissory note maturity		Apr. 23, 2027
Principal payment					$ 731
Notes Payable Three [Member] | Bridge Loan Agreement [Member] | Period One [Member]
Debt Instrument [Line Items]
Interest rate		0.50%
Notes Payable Three [Member] | Bridge Loan Agreement [Member] | Period Two [Member]
Debt Instrument [Line Items]
Interest rate		0.75%
Notes Payable Four [Member]
Debt Instrument [Line Items]
Note payable										$ 150,000
Notes Payable Four [Member] | Bridge Loan Agreement [Member]
Debt Instrument [Line Items]
Interest rate			12.00%
Promissory note maturity			May 25, 2025
Interest paid			$ 750,000
Principal payment			$ 35,305